Fair Value Measurements (Balance Measured at Fair Value) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Current		$ 500
Assets
Restricted cash	$ 25,794	24,175	$ 22,047	$ 16,488
Investment available for sale	16,000	17,300
Liabilities
Fair Value, Discount Amount, Available for sales securities	2,900	2,900
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	179,706	203,104
Restricted cash	25,794	24,175
Investment available for sale	16,454	17,752		$ 20,500
Liabilities
Business Combination, Contingent Consideration, Liability	2,813	2,887
Fair Value, Measurements, Recurring [Member] | Level 1
Assets
Cash and cash equivalents	179,706	203,104
Investment available for sale	0	0
Liabilities
Business Combination, Contingent Consideration, Liability	0	0
Fair Value, Measurements, Recurring [Member] | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	0	0
Liabilities
Business Combination, Contingent Consideration, Liability	0	0
Fair Value, Measurements, Recurring [Member] | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	16,454	17,752
Liabilities
Business Combination, Contingent Consideration, Liability	2,813	$ 2,887
Peninsula Gaming [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Current	$ 500